share-based compensation - Expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
share-based compensation
Employee benefits expense	$ 43	$ 30	$ 70	$ 55
Associated operating cash outflows	(8)	(7)	(17)	(16)
Statement of cash flows adjustment	35	23	53	39
Income tax benefit arising from share-based compensation	11	7	18	14
Restricted stock units
share-based compensation
Employee benefits expense	34	21	52	37
Associated operating cash outflows	1	2	1	2
Statement of cash flows adjustment	35	23	53	39
Cash inflows from cash-settled equity swap agreements	2	2	4	4
Employee share purchase plan
share-based compensation
Employee benefits expense	9	9	18	18
Associated operating cash outflows	$ (9)	$ (9)	$ (18)	$ (18)